Income Taxes - Group Income Tax Expense (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current tax (expense)/benefit (excluding Pillar Two top-up tax)		$ (19.8)	$ (8.8)	$ (1.2)
Deferred tax (expense)/benefit (excluding rate change)		(8.9)	(9.8)	86.2
Rate change on deferred tax		0.0	0.0	0.3
Pillar Two top-up tax (expense)/benefit	$ (21.4)	(21.4)	(4.5)	0.0
Income tax (expense)/benefit		$ (50.1)	$ (23.1)	$ 85.3